LEASES (Details-Right Of Use Assets) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Beginning balace		¥ 2,351	¥ 3,560
Addition			157
Depreciation charge		(707)	(1,366)
Ending balance	$ 245	1,644	2,351
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balace		245	408
Addition
Depreciation charge		(82)	(163)
Ending balance	24	163	245
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
Beginning balace		2,106	3,152
Addition			157
Depreciation charge		(625)	(1,203)
Ending balance	$ 221	¥ 1,481	¥ 2,106